Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits
Deposits

The following table details the maturity distribution of time deposits as of December 31st for the past two years:

(In thousands)	Three months or less	More than three months through six months	More than six months through twelve months	More than twelve months	Total
At December 31, 2016:
Less than $100,000	$5,931	$7,906	$9,300	$100,587	$123,724
$100,000 or more	4,332	9,855	12,535	70,198	96,920
At December 31, 2015:
Less than $100,000	$9,948	$10,091	$30,650	$83,779	$134,468
$100,000 or more	15,919	31,377	31,854	63,556	142,706

The following table presents the expected maturities of time deposits over the next five years:

(In thousands)	2017	2018	2019	2020	2021	Thereafter	Total
Balance maturing	$49,859	$74,300	$47,748	$37,144	$11,240	$353	$220,644

Time deposits with balances of $250 thousand or more totaled $21.4 million and $38.6 million at December 31, 2016 and 2015, respectively.